Equity - Summary of Reconciliation of Reserves (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Disclosure Of Reserves Within Equity [Line Items]
Opening balance	$ 65,813
Fair value of share-based payments	5,536	$ 12,510	$ 7,522
Changes in the fair value of financial assets through other comprehensive income	322	(209)	446
Closing Balance	70,651	65,813
Share-Based Payments Reserve
Disclosure Of Reserves Within Equity [Line Items]
Opening balance	92,855	85,330
Tax credited / (debited) to equity	(239)	(91)
Transfer to ordinary shares on exercise of options	(228)	(4,894)
Fair value of share-based payments	5,536	12,510
Closing Balance	97,924	92,855	85,330
Investment Revaluation Reserve
Disclosure Of Reserves Within Equity [Line Items]
Opening balance	(220)	(429)
Changes in the fair value of financial assets through other comprehensive income	(322)	209
Closing Balance	(542)	(220)	(429)
Foreign Currency Translation Reserve
Disclosure Of Reserves Within Equity [Line Items]
Opening balance	(39,791)	(38,267)
Currency gain/(loss) on translation of foreign operations net assets	91	(1,524)
Closing Balance	(39,700)	(39,791)	$ (38,267)
Warrants Reserve
Disclosure Of Reserves Within Equity [Line Items]
Opening balance	12,969
Warrants fair value at issue date - March 18, 2021		12,969
Closing Balance	$ 12,969	$ 12,969